1933 Act Registration File No. 333-183994
1940 Act File No. 811-22750

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	3	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	5	[	X	]

(Check appropriate box or boxes.)

USFS FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (877) 299-8737

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Copy to:
Christopher M. Cahlamer, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 3 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 2 on Form N-1A filed April 29, 2014 with an effective date of April 30, 2014.  This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 2 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on May 2, 2014.

USFS Funds Trust

By: /s/ Scott M. Conger
Scott M. Conger
Secretary and
Chief Compliance Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated below as of the 2nd day of May, 2014.

Signature	Title

/s/ Mark A. Elste Mark A. Elste*	Trustee, President and Principal Executive Officer
/s/ J. Clay Singleton J. Clay Singleton*	Trustee
/s/ Cornelius J. Lavelle Cornelius J. Lavelle*	Trustee
/s/ Walter J. Yurkanin Walter J. Yurkanin*	Treasurer, Principal Financial Officer and Principal Accounting Officer

*By: /s/ Scott M. Conger Scott M. Conger Attorney-in-Fact pursuant to Powers of Attorney filed on March 13, 2013.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE